Cash and cash equivalents, financial investments and derivative financial instruments - Financial investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents, financial investments and derivative financial instruments
Financial investments in local currency, fixed-income securities and funds		R$ 406,683	R$ 1,607,608
Financial investments in foreign currency, fixed-income securities and funds		0	103,239
Derivative financial instruments	[1]	556,510	472,552
Total financial investments and derivative financial instruments		963,193	2,183,399
Current		520,352	1,804,122
Non-current		R$ 442,841	R$ 379,277

[1]	Accumulated gains, net of income tax (see Note 31.i).